                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Endurance Wealth Management, Inc.

Address: 101 Dyer Street. 4th Floor

         Providence, RI 02903

Form 13F File Number: 28-

The institutional investment manager filing this report and the 'person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas E. Gardner

Title: Chief Financial Officer
Phone: 401-854-0993

Signature, Place, and Date of Signing:

 Thomas E. Gardner            Providence, RI           4/26/2012
-------------------          ----------------
    [Signature]                [City, State]            (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number                    Name:
28- 6868                        John Michael Costello
28-                             Peter J. Corsi, Jr.
28-                             Kenneth W. Thomae
28-                             Donald J. Clarke

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 4

Form 13F Information Table Entry Total:          130

Form 13F Information Table Value Total:     $311,822

                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number               Name
      28-6868                   John Michael Costello
      28-                       Peter J. Corsi, Jr.
      28-                       Kenneth W. Thomae
      28-                       Donald  J. Clarke

Endurance Wealth Management, Inc.
FORM 13F

31-Mar-12

                                                                                                            Voting Authority
                                                                                                      ----------------------------
                                                               Value    Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                  Title of class     CUSIP      (x$1000)  Prn Amt   Prn  Call  Dscretn  Mang   Sole   Shared   None
------------------------------  --------------  ------------  --------  --------  ---  ----  -------  -----  -----  ------  ------
3M Co.                          COM             88579y101          334      3749  SH         Sole                             3749
AT & T Corp                     COM             00206R102         1250     40032  SH         Sole                            40032
Adobe Systems Inc.              COM             00724F101          800     23319  SH         Sole                            23319
Aegion Corp                     COM             00770F104          510     28648  SH         Sole                            28648
Aflac Inc.                      COM             001055102         2693     58560  SH         Sole                            58560
Akamai Technologies, Inc.       COM             00971T101         7456    203185  SH         Sole         3    700          202485
Ambase Corp                     COM             023164106           84     50000  SH         Sole                            50000
American Express Co             COM             025816109          457      7905  SH         Sole                             7905
Anadarko Petroleum Corp         COM             032511107         4116     52544  SH         Sole                            52544
Apple Inc.                      COM             037833100         6401     10677  SH         Sole         1     10           10667
Automatic Data Processing       COM             053015103          277      5020  SH         Sole                             5020
Avon Products                   COM             054303102         2590    133799  SH         Sole                           133799
Baidu Inc.                      COM             056752108          523      3590  SH         Sole                             3590
Bank Of America Corp            COM             060505104         6741    704358  SH         Sole     1,2,4  46700          657658
Bank of Ireland ADR             COM             46267Q202           68     10000  SH         Sole         1  10000               0
Bed Bath & Beyond               COM             075896100          217      3305  SH         Sole                             3305
Berkshire Hathaway Inc. Cl B    COM             084670702          345      4253  SH         Sole                             4253
Brookline Bancorp Inc.          COM             11373M107          275     29374  SH         Sole                            29374
CF Industries Holdings Inc.     COM             160903100          493      2700  SH         Sole                             2700
CGX Energy Inc.                 COM             125405100           14     10000  SH         Sole                            10000
CVS/Caremark Corp.              COM             126650100         3314     73994  SH         Sole                            73994
Capital Propy Inc - A Shares    COM             140430109           99     11388  SH         Sole                            11388
Carbo Ceramics Inc.             COM             140781105          843      8000  SH         Sole                             8000
Caterpillar Inc                 COM             149123101         1223     11490  SH         Sole                            11490
CenturyLink Inc.                COM             156700106         5452    141075  SH         Sole         1   1500          139575
Chevron Corporation             COM             166764100         1046      9760  SH         Sole                             9760
China Construction Bank         COM             Y1397N101            7     10000  SH         Sole                            10000

Church & Dwight Co, Inc.        COM             171340102         2726     55422  SH         Sole                            55422
Cisco Sys Inc                   COM             17275R102         5263    248866  SH         Sole         1    500          248366
Citigroup Inc                   COM             172967424         5811    158984  SH         Sole         2   3800          155184
Coca Cola Co                    COM             191216100          620      8381  SH         Sole                             8381
Colgate-Palmolive Co            COM             194162103         2487     25435  SH         Sole                            25435
Comcast Corp Cl A               COM             20030N101         7364    245396  SH         Sole                           245396
ConocoPhillips                  COM             20825c104          249      3286  SH         Sole                             3286
Consolidated Edison N Y         COM             209111103          219      3750  SH         Sole                             3750
Cummins Inc.                    COM             231021106         4349     36231  SH         Sole                            36231
Danaher Corp.                   COM             235851102         4148     74078  SH         Sole         3    450           73628
Deere & Co                      COM             244199105         2840     35106  SH         Sole                            35106
Denbury Resources, Inc.         COM             247916208          613     33679  SH         Sole                            33679
Devon Energy Corporation        COM             25179m103         3526     49583  SH         Sole                            49583
Dover Corp                      COM             260003108          508      8083  SH         Sole                             8083
Dryships                        COM             Y2109Q101          116     33400  SH         Sole                            33400
Duke Energy Corporation         COM             26441C105          889     42320  SH         Sole                            42320
Eaton Vance Corp.               COM             278265103          314     11000  SH         Sole                            11000
Emerson Electric Co             COM             291011104          321      6168  SH         Sole                             6168
Exxon Mobil                     COM             30231g102         7502     86504  SH         Sole                            86504
Fastenal Company                COM             311900104          200      3700  SH         Sole                             3700
Financial Select Sector Spdr    COM             81369Y605          337     21380  SH         Sole                            21380
Ford Motor                      COM             345370860         1253    100465  SH         Sole                           100465
General Electric Co             COM             369604103         8271    412132  SH         Sole       1,4   3650          408482
Gilead Sciences Inc.            COM             375558103          236      4850  SH         Sole                             4850
Goldman Sachs Group Inc.        COM             38141G104          913      7342  SH         Sole                             7342
Graco Inc.                      COM             384109104          285      5375  SH         Sole                             5375
H & R Block                     COM             093671105         6085    369501  SH         Sole                           369501
Hanesbrands Inc.                COM             410345102         1109     37571  SH         Sole                            37571
Hasbro Inc                      COM             418056107         1520     41398  SH         Sole                            41398
Hewlett-Packard Co              COM             428236103          446     18717  SH         Sole                            18717
Home Depot Inc                  COM             437076102         6222    123674  SH         Sole                           123674
Huntington Bancshares           COM             446150104         1910    296353  SH         Sole         1  13000          283353
IShares Tr MSCI Emerging Marke  COM             464287234         7204    167760  SH         Sole         1    650          167110
Independent Bank Corp Ma        COM             453836108         4756    165560  SH         Sole                           165560
Ingersoll Rand                  COM             G47791101         1960     47420  SH         Sole                            47420
Intel Corp                      COM             458140100         2361     83999  SH         Sole                            83999
Intl Business Mach              COM             459200101         1150      5513  SH         Sole                             5513

J P Morgan Chase & Co           COM             46625H100         6530    142027  SH         Sole                           142027
Jacobs Engr Group Inc           COM             469814107         4066     91641  SH         Sole         1    500           91141
Johnson & Johnson               COM             478160104         3847     58334  SH         Sole                            58334
Kimberly Clark Corp             COM             494368103          787     10664  SH         Sole                            10664
Kinder Morgan Inc.              COM             49455P101        15043    389211  SH         Sole                           389211
Long Distance Int'l Inc.        COM             542904107            0    135000  SH         Sole                           135000
Lorillard Inc                   COM             544147101          258      2000  SH         Sole                             2000
Merck & Co Inc                  COM             58933Y105          379      9885  SH         Sole                             9885
Mettler-Toledo Int'l            COM             592688105         7024     38020  SH         Sole                            38020
Microsoft Corp                  COM             594918104         1714     53146  SH         Sole                            53146
Monsanto Company                COM             61166W101          923     11574  SH         Sole                            11574
Morgan Stanley Group Inc        COM             617446448         3765    191732  SH         Sole                           191732
Nextera Energy Inc.             COM             302571104         3975     65093  SH         Sole                            65093
Nuance Communications           COM             67020Y100          434     16975  SH         Sole                            16975
Occidental Petroleum Corp       COM             674599105         3442     36149  SH         Sole                            36149
Oracle Corporation              COM             68389X105         6689    229394  SH         Sole                           229394
PPG Industries                  COM             693506107          451      4717  SH         Sole                             4717
Paid Inc.                       COM             69561N204            2     15000  SH         Sole                            15000
Pepsico Inc                     COM             713448108         4375     65953  SH         Sole                            65953
Pfizer Inc                      COM             717081103         5656    249811  SH         Sole                           249811
Philip Morris Int'l             COM             718172109          233      2640  SH         Sole                             2640
Powershares QQQ Trust           COM             73935A104         1036     15340  SH         Sole         1   2500           12840
Procter & Gamble Co             COM             742718109         2521     37509  SH         Sole                            37509
Qualcomm Inc                    COM             747525103        32386    475858  SH         Sole       1,2   8252          467606
Royal Dutch Shell               COM             780259206          958     13672  SH         Sole                            13672
S&P Depository Receipts Spdr    COM             78462F103          398      2832  SH         Sole         1    832            2000
SanDisk Corporation             COM             80004C101          619     12497  SH         Sole                            12497
Sara Lee Corp                   COM             803111103          885     41125  SH         Sole                            41125
Schlumberger Limited            COM             806857108         3840     54922  SH         Sole                            54922
Sprott Resource Corp            COM             85207D103           40     10000  SH         Sole                            10000
State Street Corp               COM             857477103          756     16628  SH         Sole                            16628
TJX Companies, Inc.             COM             872540109         2399     60420  SH         Sole                            60420
Target Corp.                    COM             87612e106          264      4542  SH         Sole                             4542
Teva Pharmaceutical Industries  COM             881624209         4849    107627  SH         Sole                           107627
Thermo Fisher Scientific Inc.   COM             883556102         4109     72895  SH         Sole                            72895
Timken Co.                      COM             887389104          233      4600  SH         Sole                             4600
Toll Brothers Inc.              COM             889478103          719     29975  SH         Sole                            29975

Ultra Financial Pro             COM             74347R743          226      3600  SH         Sole             3600
Universal Health Rlty Income T  COM             91359E105          427     10775  SH         Sole                            10775
Verizon Communications          COM             92343V104          939     24569  SH         Sole                            24569
Walgreen Company                COM             931422109          827     24700  SH         Sole                            24700
Wash Tr Bancorp Inc             COM             940610108         1483     61436  SH         Sole         1   2000           59436
Weatherford Int'l               COM             H27013103         3151    208849  SH         Sole         1   2000          206849
Wells Fargo & Co New            COM             949746101         1968     57665  SH         Sole                            57665
Weyerhauser                     COM             962166104         3674    167643  SH         Sole                           167643
Barclay's BK IPath S&P500 VIX                   06740CF261          13       800  SH         Sole         4    800               0
iShares MSCI EAFE Index         COM             464287465         4076     74270  SH         Sole                            74270
iShares MSCI Pacific ex-Japan   COM             464286665          675     15517  SH         Sole                            15517
AllianceBernstein                               01881G106          183     11775  SH         Sole                            11775
Enbridge Energy Partnershp LP                   29250R106         1148     37100  SH         Sole                            37100
Enterprise Products Pptns LP                    293792107          441      8750  SH         Sole                             8750
Kinder Morgan Energypartners L                  494550106        11230    135718  SH         Sole         1   1000          134718
Kinder Morgam MGT                               49455U100           92      1143  SH         Sole         1   1143               0
Magellan Midstream Partners LP                  559080106         2022     27960  SH         Sole                            27960
Plains All Amer. Pipeline                       726503105         5124     65320  SH         Sole                            65320
American Century Mid Cap Value                  025076654          630  49052.55  SH         Sole                            49053
American New Perspective                        648018109          277  9330.787  SH         Sole                           9330.8
Artisan Mid Cap                                 041314H30          289  7277.446  SH         Sole                           7277.4
Fairholme Fund                                  304871106          739  24361.87  SH         Sole         1   46.3           24316
Heartland Value Plus                            422352500          418  13763.84  SH         Sole                            13764
Litman Gergory Mast Int'l                       53700T207          146  10297.23  SH         Sole                            10297
Oakmark Fund CL I                               413838103          537  11275.39  SH         Sole         1  28.22           11247
Spartan US Eqty Index                           315911206          875  17484.21  SH         Sole                            17484
Vanguard Index Tr 500                           922908108          423  3266.619  SH         Sole                           3266.6
Wells Fargo Sm/Mid Cap Value                    949915268          438  28440.98  SH         Sole                            28441
Kinder Morgan Inc. Warrants Ex                  49456B903           35     14000  SH         Sole                            14000
REPORT SUMMARY                             130  DATA RECORDS    311822              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

1. J. Michael Costello

2. Kenneth W. Thomae

3. Peter J. Corsi, Jr.

4. Donald J. Clarke

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements.

For details on the location of this text file, see your 705 Report documentation